                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-10155
                                   ---------------------------------------------

                 American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

 David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                     ---------------------------

Date of fiscal year end:  DECEMBER 31, 2003
                         ---------------------------------------------------

Date of reporting period: JUNE 30, 2004
                         ---------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

JUNE 30, 2004

American Century Variable Portfolios II
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge over creek]

VP Inflation Protection Fund

[american century logo and text logo]

Table of Contents

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information . . . . . . . . . . . . . . . . . . . . . . . . . .15
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . .16

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Inflation Protection - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                                 ----------------
                                                  AVERAGE ANNUAL
                                                     RETURNS
--------------------------------------------------------------------------------
                                                      SINCE         INCEPTION
                                       1 YEAR       INCEPTION          DATE
--------------------------------------------------------------------------------
CLASS II                                1.51%         4.28%(1)      12/31/02
--------------------------------------------------------------------------------
CITIGROUP U.S. INFLATION-LINKED
SECURITIES INDEX(2)                     3.91%         6.76%            --
--------------------------------------------------------------------------------
BLENDED INDEX                           2.69%         4.58%            --
--------------------------------------------------------------------------------
Class I                                   --          2.18%(3)        5/7/04
--------------------------------------------------------------------------------

(1)  The total return for Class II would have been lower if the distribution fee had not been waived from December 31, 2002 to March 31, 2003.

(2)  The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

(3)  Returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made December 31, 2002

* From 12/31/02, Class II's inception date, through 6/30/03. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

VP Inflation Protection - Portfolio Commentary

BY JEREMY FLETCHER, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

VP Inflation Protection returned 0.82%* for the first six months of 2004. By comparison, the blended index returned 1.14%. (Please see the previous page for details.) We feel it's worth remembering, however, that VP Inflation
Protection's returns are reduced by fees, while those of the blended index are not.

Speaking of the blended index, it represents 55% Citigroup Inflation-Linked
Index, 25% Citigroup 1-3 Year Government Sponsored Index, and 20% Citigroup
15-Year Mortgage Index.

VP Inflation Protection held a conservative overweight in Treasury inflation-indexed securities (TIIS) compared with the blended index, which served the fund well during the first quarter of this year. However, that same overweight dampened returns during the second quarter as bonds, and particularly
Treasurys, suffered one of their worst three-month performances in years.

ECONOMIC BACKDROP

Economic growth (as measured by seasonally adjusted real gross domestic product)
increased at a 4.5% annualized pace during the first quarter, up modestly from the final quarter of 2003, when the economy expanded at a 4.2% rate. Meanwhile, manufacturing activity remained solid, increasing for a 13th consecutive month during June.

Other upbeat economic news included a surge in new jobs, which had previously been a key missing ingredient to the current economic expansion. The March employment report started that ball rolling by revealing that more new jobs were added during that month than during any prior month since early 2000.

But inflation also picked up steam, with consumer prices (as measured at a seasonally adjusted annual rate by the consumer price index for all urban consumers) excluding food and energy components rising 2.6% for the six months, up from only 1.1% for all of 2003.

With that backdrop in mind, the Federal Reserve raised short-term interest rates by 25 basis points (0.25%) to 1.25% in late June. That move marked the first rate increase since May 2000 and officially shut the door on what had been the lowest short-term rates in decades.

MARKET BACKDROP

As expectations regarding inflation and interest rates changed, so too did the fate of the taxable bond market. After dropping by approximately 40 basis points during the first quarter, the yield on the Treasury's bellwether 10-year bond spent the next three months rising by approximately 75 basis points. Inflation remained a concern, the U.S. economy began adding jobs at a

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
30-Day SEC Yield,
Class II                                    3.79%                 0.32%
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  7.5 years             8.2 years
--------------------------------------------------------------------------------
Average Duration
(Effective)                               4.3 years             3.7 years
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Class II shares.                                           (continued)

------

VP Inflation Protection - Portfolio Commentary

meaningful pace, and higher short-term interest rates went from a possibility to a reality.

Those developments weighed heavily on U.S. Treasurys, overshadowing the positive early on impact of what had been stepped-up overseas buying, combined with concerns over terrorism and the still-uncertain times in the Middle East. TIIS generally held up better than traditional Treasurys thanks in part to the market's growing concern about the impact of record-low interest rates on future inflation.

Government agency bonds fared better than their traditional Treasury counterparts, while mortgage-backed securities (MBS) outperformed them both. In fact, MBS finished as one of the top performers among U.S. fixed-income types for the six months as refinancings slowed markedly from record levels.

PORTFOLIO STRATEGIES

VP Inflation Protection is best used as an inflation hedge, not as an income producer. In trying to provide such an investment, we put incoming cash to work in a variety of instruments, including TIIS. We chose a fairly wide range of maturities with the goal of enabling that slice of the portfolio to provide performance similar to that of the broader TIIS market.

For the portfolio's government agency slice, we picked up some securities that we felt looked attractively priced. Along those lines, we added Federal Farm
Credit bonds as well as some Financing Corporation zero-coupon bonds. In addition, we bought some bonds issued by the Federal National Mortgage
Association.

Lastly, we continued to generally look for current-coupon MBS for forward settlement for the portfolio's mortgage exposure. Then we employed a technique known as "mortgage rolls," which is where a mortgage pass-through is bought and then swapped for a new, similar one before its settlement date.

ASSET ALLOCATION
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        6/30/04              12/31/03
--------------------------------------------------------------------------------
U.S. Treasury Securities
& Equivalents                            58.0%                 56.6%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                        16.9%                 18.0%
--------------------------------------------------------------------------------
Corporate Bonds                           8.0%                   --
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                6.1%                  9.7%
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                               2.9%                   --
--------------------------------------------------------------------------------
Asset-Backed Securities                   2.4%                  5.3%
--------------------------------------------------------------------------------
Commercial Paper                          1.5%                  4.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.2%                  6.4%
--------------------------------------------------------------------------------

------

VP Inflation Protection - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES
& EQUIVALENTS -- 58.0%
--------------------------------------------------------------------------------
    $1,812,000    AID Israel Government Bond,
                  2.64%, 5/15/08(1)                                $ 1,565,999
--------------------------------------------------------------------------------
     1,693,000    REFCORP STRIPS - COUPON,
                  2.49%, 10/15/06(1)                                 1,582,440
--------------------------------------------------------------------------------
     5,811,200    U.S. Treasury Inflation Indexed
                  Bonds, 3.625%, 4/15/28                             7,091,484
--------------------------------------------------------------------------------
     5,431,530    U.S. Treasury Inflation Indexed
                  Bonds, 3.875%, 4/15/29                             6,927,748
--------------------------------------------------------------------------------
     5,236,065    U.S. Treasury Inflation Indexed
                  Notes, 3.625%, 1/15/08                             5,723,883
--------------------------------------------------------------------------------
     4,584,880    U.S. Treasury Inflation Indexed
                  Notes, 3.875%, 1/15/09                             5,112,861
--------------------------------------------------------------------------------
     4,469,200    U.S. Treasury Inflation Indexed
                  Notes, 4.25%, 1/15/10                              5,116,537
--------------------------------------------------------------------------------
     4,320,240    U.S. Treasury Inflation Indexed
                  Notes, 3.50%, 1/15/11                              4,798,171
--------------------------------------------------------------------------------
     5,227,450    U.S. Treasury Inflation Indexed
                  Notes, 3.00%, 7/15/12                              5,653,001
--------------------------------------------------------------------------------
     7,164,500    U.S. Treasury Inflation Indexed
                  Notes, 1.875%, 7/15/13(2)                          7,079,708
--------------------------------------------------------------------------------
     6,104,100    U.S. Treasury Inflation Indexed
                  Notes, 2.00%, 1/15/14                              6,069,771
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $56,790,921)                                                  56,721,603
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 16.9%
--------------------------------------------------------------------------------
     4,000,000    FFCB, 4.60%, 1/23/07                               4,127,980
--------------------------------------------------------------------------------
     2,000,000    FFCB, 3.05%, 4/15/08                               1,947,052
--------------------------------------------------------------------------------
       200,000    FICO STRIPS - COUPON,
                  1.35%, 11/11/04(1)                                   198,751
--------------------------------------------------------------------------------
       800,000    FICO STRIPS - COUPON,
                  4.39%, 6/6/09(1)                                     650,678
--------------------------------------------------------------------------------
     2,000,000    FICO STRIPS - COUPON,
                  3.52%, 6/6/10(1)                                   1,535,568
--------------------------------------------------------------------------------
     2,000,000    FNMA, VRN, 2.88%, 7/19/04,
                  resets monthly off the
                  Consumer Price Index
                  plus 1.14% with no caps                            1,989,340
--------------------------------------------------------------------------------
       900,000    Government Trust Certificates,
                  2.87%, 5/15/08(1)                                    770,282
--------------------------------------------------------------------------------
     1,000,000    Government Trust Certificates,
                  3.06%, 11/15/08(1)                                   833,825
--------------------------------------------------------------------------------
     4,152,680    TVA Inflation Indexed Notes,
                  3.375%, 1/15/07                                    4,419,406
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $16,615,728)                                                  16,472,882
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 8.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.0%
--------------------------------------------------------------------------------
    $3,000,000    Merrill Lynch & Co., Inc., VRN,
                  2.85%, 7/1/04, resets monthly
                  off the Consumer Price Index
                  plus 1.16% with no caps                          $ 2,960,760
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 5.0%
--------------------------------------------------------------------------------
     2,000,000    SLM Corp., VRN, 2.89%,
                  7/1/04, resets monthly off
                  the Consumer Price Index
                  plus 1.20% with no caps                            1,971,320
--------------------------------------------------------------------------------
     3,000,000    SLM Corp., VRN, 3.86%,
                  7/1/04, resets monthly off
                  the Consumer Price Index
                  plus 2.12% with no caps                            2,930,250
--------------------------------------------------------------------------------
                                                                     4,901,570
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $8,070,218)                                                    7,862,330
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) -- 6.1%
--------------------------------------------------------------------------------
     1,000,000    FHLMC, 5.00%, settlement
                  date 7/20/04(4)                                    1,000,625
--------------------------------------------------------------------------------
     1,000,000    FHLMC, 5.50%, settlement
                  date 7/20/04(4)                                    1,021,875
--------------------------------------------------------------------------------
       640,248    FHLMC, 5.50%, 12/1/33                                639,417
--------------------------------------------------------------------------------
     2,000,000    FNMA, 5.50%, settlement
                  date 7/20/04(4)                                    2,045,624
--------------------------------------------------------------------------------
     1,251,257    GNMA, 6.00%, 5/15/24                               1,290,481
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $5,954,526)                                                    5,998,022
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) -- 2.9%
--------------------------------------------------------------------------------
     1,887,884    GNMA, Series 2003-112,
                  Class MN, 4.00%, 5/16/25                           1,902,838
--------------------------------------------------------------------------------
     1,000,000    LB-UBS Commercial Mortgage
                  Trust, Series 2003 C5, Class A2
                  SEQ, 3.48%, 7/15/27                                  970,236
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $2,906,779)                                                    2,873,074
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

VP Inflation Protection -
Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(3) -- 2.4%
--------------------------------------------------------------------------------
    $  500,000    Ameriquest Mortgage
                  Securities Inc., Series 2003-5,
                  Class A3 SEQ, 3.03%, 7/25/33                     $   499,923
--------------------------------------------------------------------------------
       500,000    Atlantic City Electric Transition
                  Funding LLC, Series 2003-1,
                  Class A1 SEQ, 2.89%, 7/20/11                         493,481
--------------------------------------------------------------------------------
       841,327    Public Service New Hampshire
                  Funding LLC, Series 2001-1,
                  Class A2 SEQ, 5.73%, 11/1/10                         882,158
--------------------------------------------------------------------------------
       500,000    WFS Financial Owner Trust,
                  Series 2002-3, Class A4 SEQ,
                  3.50%, 2/20/10                                       503,838
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $2,411,611)                                                    2,379,400
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.5%
--------------------------------------------------------------------------------
     1,500,000    Falcon Asset Securitization Corp.,
                  1.20%, 7/15/04 (Acquired
                  6/14/04, Cost $1,498,500)(5)
(Cost $1,499,300)                                                    1,499,175
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.2%
--------------------------------------------------------------------------------
     4,100,000    FHLB Discount Notes,
                  1.25%, 7/1/04(1)
(Cost $4,100,000)                                                    4,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $98,349,083)                                                 $97,906,486
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLMC = Federal Home Loan Mortgage Corporation

FHLB = Federal Home Loan Bank

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LB = Lehman Brothers

REFCORP = Resolution Funding Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

SLM = Sallie Mae

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective June 30, 2004.

(1)  The rate indicated is the yield to maturity at purchase.

(2)  Security, or a portion thereof, has been segregated for a forward commitment.

(3)  Final maturity indicated, unless otherwise noted.

(4)  Forward commitment.

(5)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at June 30, 2004, was
     $1,499,175, which represented 1.6% of net assets.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $98,349,083)              $97,906,486
-----------------------------------------------------------------
Cash                                                                   313,443
-----------------------------------------------------------------
Interest receivable                                                    828,069
--------------------------------------------------------------------------------
                                                                    99,047,998
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    4,027,701
-----------------------------------------------------------------
Accrued management fees                                                 35,258
-----------------------------------------------------------------
Distribution fees payable                                               17,338
--------------------------------------------------------------------------------
                                                                     4,080,297
--------------------------------------------------------------------------------

NET ASSETS                                                         $94,967,701
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $95,476,521
-----------------------------------------------------------------
Accumulated net realized loss on investment transactions               (66,223)
-----------------------------------------------------------------
Net unrealized depreciation on investments                            (442,597)
--------------------------------------------------------------------------------
                                                                   $94,967,701
================================================================================

CLASS I
--------------------------------------------------------------------------------
Net assets                                                          $1,870,814
-----------------------------------------------------------------
Shares outstanding                                                     183,043
-----------------------------------------------------------------
Net asset value per share                                               $10.22
--------------------------------------------------------------------------------

CLASS II
--------------------------------------------------------------------------------
Net assets                                                         $93,096,887
-----------------------------------------------------------------
Shares outstanding                                                   9,108,718
-----------------------------------------------------------------
Net asset value per share                                               $10.22
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------------
Interest                                                            $1,285,420
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------------
Management fees                                                        146,008
------------------------------------------------------------------
Distribution fees -- Class II                                           72,622
------------------------------------------------------------------
Other expense                                                               55
--------------------------------------------------------------------------------
                                                                       218,685
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                1,066,735
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investment transactions                           (13,443)
------------------------------------------------------------------
Change in net unrealized depreciation on investments                  (891,291)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                      (904,734)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  162,001
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                   2004           2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                $ 1,066,735     $ 246,728
---------------------------------------------------
Net realized loss                                        (13,443)       (8,731)
---------------------------------------------------
Change in net unrealized depreciation                   (891,291)      448,631
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                162,001       686,628
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------------------------
  Class I                                                 (4,984)           --
---------------------------------------------------
  Class II                                            (1,061,751)     (246,728)
---------------------------------------------------
From net realized gains:
---------------------------------------------------
  Class II                                               (36,985)       (7,064)
--------------------------------------------------------------------------------
Decrease in net assets from distributions             (1,103,720)     (253,792)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                       62,080,516    30,396,005
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            61,138,797    30,828,841

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   33,828,904     3,000,063
--------------------------------------------------------------------------------
End of period                                        $94,967,701   $33,828,904
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is the sole fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of
Class I shares commenced on May 7, 2004.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the investment manager, American Century Investment
Management, Inc. (ACIM), determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value. Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security (as reflected by its trading volume)
is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

                                                                    (continued)

------

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are paid monthly.
Distributions from net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2900% to 0.3100%.
The effective annual management fee for the six months ended June 30, 2004 was
0.50% for Class I and Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co.

                                                                    (continued)

------

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2004, totaled $83,207,142, of which $81,238,162 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the six months ended June 30,
2004, totaled $33,935,392, of which $33,419,450 represented U.S. Treasury and
Agency obligations.

As of June 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                 $98,400,860
================================================================================
Gross tax appreciation of investments                             $ 261,192
----------------------------------------------------------
Gross tax depreciation of investments                              (755,566)
--------------------------------------------------------------------------------
Net tax depreciation of investments                               $(494,374)
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
PERIOD ENDED JUNE 30, 2004(1)
SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                   184,899      $1,883,369
-------------------------------------------------
Issued in reinvestment of distributions                    486           4,984
-------------------------------------------------
Redeemed                                                (2,342)        (23,785)
--------------------------------------------------------------------------------
Net Increase                                           183,043      $1,864,568
================================================================================

CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 6,604,491     $68,306,234
-------------------------------------------------
Issued in reinvestment of distributions                106,518       1,098,736
-------------------------------------------------
Redeemed                                              (883,957)     (9,189,022)
--------------------------------------------------------------------------------
Net Increase                                         5,827,052     $60,215,948
================================================================================

YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 4,796,831    $ 49,000,125
-------------------------------------------------
Issued in reinvestment of distributions                 27,649         253,792
-------------------------------------------------
Redeemed                                            (1,842,814)    (18,857,912)
--------------------------------------------------------------------------------
Net Increase                                         2,981,666    $ 30,396,005
================================================================================

(1)  May 7, 2004 (commencement of sale) through June 30, 2004.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       CLASS I
--------------------------------------------------------------------------------
                                                                       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
  Net Investment Income                                                  0.07
--------------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.15
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.22
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------
  From Net Investment Income                                            (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.22
================================================================================
  TOTAL RETURN(2)                                                        2.18%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.50%(3)
--------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  4.19%(3)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                 65%(4)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,871
--------------------------------------------------------------------------------

(1) May 7, 2004 (commencement of sale) through June 30, 2004 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended June 30, 2004.

See Notes to Financial Statements.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                          CLASS II
--------------------------------------------------------------------------------
                                            2004(1)         2003       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                         $10.31        $10.00       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income                       0.17          0.24        --(3)
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                     (0.08)         0.31        --(3)
--------------------------------------------------------------------------------
  Total From Investment Operations            0.09          0.55        --(3)
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                 (0.17)        (0.24)       --(3)
--------------------------------------
  From Net Realized Gains                    (0.01)         --(3)       --
--------------------------------------------------------------------------------
  Total Distributions                        (0.18)        (0.24)       --(3)
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.22        $10.31       $10.00
================================================================================
  TOTAL RETURN(4)                             0.82%         5.61%        0.00%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)                   0.75%(6)         0.74%     0.50%(6)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets(5)                   3.65%(6)         2.00%     0.25%(6)
--------------------------------------
Portfolio Turnover Rate                         65%          198%           0%
--------------------------------------
Net Assets, End of Period
(in thousands)                              $93,097       $33,829       $3,000
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) One day ended December 31, 2002 (inception).

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) ACIM waived the distribution fee from December 31, 2002 through March 31,
    2003. In absence of the waiver, the annualized ratios of operating expenses to average net assets and net investment income to average net assets would have been 0.75% and 1.99% for the year ended December 31, 2003 and 0.75%
    and 0.00% for the period ended December 31, 2002, respectively.

(6) Annualized.

See Notes to Financial Statements.

------

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

All classes of shares represent a pro rata interest in the portfolio and generally have the same rights and preferences. Because all shares of the portfolio are sold through insurance company separate accounts, additional fees may apply.

------

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Inflation Protection. It consists of a mix of three Citigroup (formerly Salomon Smith Barney) indices in the following proportions: 55% Citigroup Inflation-Linked Securities Index, 25%
Citigroup Government Sponsored 1- to 3 -Year Index, and 20% Citigroup 15-Year
Mortgage Index.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(reg.sm) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0408                             American Century Investment Services, Inc.
SH-SAN-38972                     (c)2004 American Century Services Corporation

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED].

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)  Not applicable for semiannual report filings.

(a)(2)  Separate  certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of  the
        Sarbanes-Oxley  Act of 2002  and  Rule  30a-2(a)  under  the  Investment
        Company  Act  of  1940,  are  filed  and  attached   hereto  as  Exhibit
        99.302CERT.

(a)(3)  Not applicable.

(b)     A certification  by the registrant's  chief executive  officer and chief financial officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of
        2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Variable Portfolios II, Inc.

By:   /s/ William M. Lyons
      -----------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: August 13, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      -----------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: August 13, 2004

By:   /s/ Maryanne L. Roepke
      -----------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: August 13, 2004